Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,350,055.42
Total Fee Amount	1,705.54
Total Offset Amount	0.00
Net Fee	$ 1,705.54
Offering Table N/A
Offset Table N/A	N/A